Condensed Consolidated Statements of Cash Flows $ in Thousands	6 Months Ended
Jun. 30, 2015 USD ($)
Cash flows from operating activities
Net income	$ 85,009
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	17,849
Amortization of purchased intangibles and acquired capitalized software	106
Amortization of debt issuance costs and deferred financing fees	823
Termination of office leases	2,729
Share based compensation	53,529
Other	2,441
Changes in operating assets and liabilities:
Securities borrowed	(183,036)
Securities purchased under agreements to resell	413
Receivables from broker dealers and clearing organizations	(303,511)
Trading assets, at fair value	(513,084)
Other assets ($9,162 and $8,205, at fair value, as of June 30, 2015 and December 31, 2014, respectively)	(2,126)
Securities loaned	378,920
Securities sold under agreements to repurchase	(1,760)
Payables to broker dealers and clearing organizations	(117,744)
Trading liabilities, at fair value	747,994
Accounts payable and accrued expenses and other liabilities	14,369
Net cash provided by operating activities	182,921
Cash flows from investing activities
Development of capitalized software	(4,207)
Acquisition of property and equipment	(13,571)
Net cash used in investing activities	(17,778)
Cash flows from financing activities
Distribution to members through April 15, 2015	(130,000)
Distribution from Virtu Financial to non-controlling interest, after April 15, 2015	(28,909)
Repayment of senior secured credit facility	(364)
Debt issuance costs	(871)
Issuance of Common Stock, net of offering costs	327,366
Repurchase of Virtu Financial Units and corresponding number of Class A and C Common Stock	(277,153)
Net cash used in financing activities	(111,028)
Effect of exchange rate changes on Cash and cash equivalents	(3,001)
Net increase (decrease) in Cash and cash equivalents	51,114
Cash and cash equivalents, beginning of period	75,864
Cash and cash equivalents, end of period	126,978
Supplementary disclosure of cash flow information
Cash paid for interest	32,837
Cash paid for taxes	2,006
Non-cash investing activities
Compensation to developers subject to capitalization of software (of which $10,565 and $903 were capitalized for the six months ended June 30, 2015 and 2014, respectively)	23,927
Class A-2
Cash flows from financing activities
Repurchase of membership interests	$ (1,097)